Retirement Benefits (Summary Of Estimated Amortizable Amounts From Regulatory Assets and Accumulated OCI Into Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	$ (1)
Net actuarial loss	97
Prior service cost (credit)	(2)
Net actuarial loss	5
Net periodic benefit cost	99
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(4)
Net actuarial loss	19
Prior service cost (credit)	(1)
Net actuarial loss	0
Net periodic benefit cost	$ 14